Commitments and Contingent Liabilities (Details) ¥ in Millions		12 Months Ended
	Jan. 28, 2021 numberOfFilers	Mar. 31, 2022 JPY (¥) numberOfFilers	Mar. 31, 2023 JPY (¥) lawsuit	Dec. 31, 2013 lawsuit
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of property, plant and equipment			¥ 15,262
Contractual commitments for acquisition of intangible assets			1,455,554
Income taxes payable		¥ 200,918	232,377
Aggregate provisions for legal and other disputes		¥ 42,869	¥ 64,290
TRINTELLIX
Disclosure of contingent liabilities [line items]
Notices received, number of filers | numberOfFilers		16
Lawsuits resolved before trial, number of filers | numberOfFilers		10
Trial, number of filers | numberOfFilers	6
ACTOS Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit				2
U.S. | ACTOS
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit			6,200
Outside the U.S. | ACTOS
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit			1